OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2022	2021
Contract liabilities	$662	$635
Lease liabilities	526	434
Regulatory liabilities(1)	149	130
Pension obligations	51	77
Concession payment liability	10	10
Due to related parties	1	34
Other	132	120
	$1,531	$1,440
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.